DISPOSAL OF ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Disposal Of Assets [Abstract]
Summary of disposals
Summarized financial information relating to the disposals are shown below:

(MILLIONS)	Total
Proceeds, net of transaction costs	$465
Carrying value of net assets held for sale
Assets	673
Liabilities	(410)
263
Foreign currency translation, net of investment hedge, associated with the disposal	(35)
Gain on disposal, net of transaction costs	$167